SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Interest paid	$ 1,055	$ 954	$ 678
Income taxes paid	356	417	318
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	(91)	140	(85)
Accounts payable and other	246	(53)	91
Changes in non-cash working capital, net	$ 155	$ 87	$ 6